Other Expense, Net - Other Expense, Net (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Components of Other Expense (Income), Net [Line Items]
Restructuring and impairment charges		$ 101	$ 269
Restructuring charges			168
Unrealized gain on investment revaluation		63	65
Merger agreement termination fee		100
Merger agreement termination fee after tax		75
Payment to fund acquirer on sale of business operations		41	(9)
Gain (Loss) on Disposition of Business		(75)
Getrag Ford Transmission GmbH [Member] | Distribution of Nonmonetary Assets to Groups of Stockholders' Pursuant to Settlement Plans [Member]
Components of Other Expense (Income), Net [Line Items]
Nonmonetary transaction, gain loss recognized on transfer		18
Nonmonetary transaction gain loss recognized on transfer after tax		18
Body Exteriors and Structures Operations [Member] | Discontinued Operations, Disposed of by Sale [Member]
Components of Other Expense (Income), Net [Line Items]
Payment to fund acquirer on sale of business operations		41
Gain (Loss) on Disposition of Business		75
Loss on sale of business after tax		75
Chongqing Hongli Zhixin Scientific Technology Development Group LLC [Member]
Components of Other Expense (Income), Net [Line Items]
Business acquisition percentage of voting interests acquired	65.00%
Business combination step acquisition equity interest in acquiree percentage	15.00%
Business combination step acquisition equity interest in acquiree remeasurement gain	$ 22
Business combination step acquisition equity interest In acquiree remeasurement gain after tax	$ 22
Private Equity Investments [Member]
Components of Other Expense (Income), Net [Line Items]
Unrealized gain on investment revaluation			34
Unrealized gain on investment revaluation, after tax			29
Equity method investment Non cash impairment loss			2
Equity method investment Non cash impairment loss after tax			2
Public and Private Equity Investments [Member]
Components of Other Expense (Income), Net [Line Items]
Unrealized gain on investment revaluation		6
Unrealized gain on investment revaluation, after tax		12
Public Company Warrants [Member]
Components of Other Expense (Income), Net [Line Items]
Unrealized gain on investment revaluation		4
Unrealized gain on investment revaluation, after tax		3
Power & Vision [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring and impairment charges		67	115
Restructuring and impairement charges net of tax		52	90
Seating Systems [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring and impairment charges		18	31
Restructuring and impairement charges net of tax		17	29
Body Exteriors & Structures [Member]
Components of Other Expense (Income), Net [Line Items]
Restructuring and impairment charges		16	123
Restructuring and impairement charges net of tax		$ 14	$ 118